UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04494

The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Class AAA - GABAX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price Gabelli Funds, LLC (the Adviser) believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class AAA	$69	1.35%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Asset Fund outperformed its broad-based and comparative benchmarks, the S&P 500 and the Dow Jones Industrial Average, respectively. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors generally included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Asset Fund - Class AAA	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/15	10,000	10,000	10,000
6/16	9,869	10,399	10,444
6/17	11,354	12,260	12,749
6/18	12,586	14,022	14,822
6/19	13,298	15,483	16,621
6/20	12,464	16,646	16,540
6/21	17,966	23,436	22,582
6/22	15,511	20,947	20,529
6/23	17,866	25,051	23,451
6/24	18,749	31,203	27,208
6/25	21,284	35,934	31,191

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class AAA	7.01%	13.52%	11.30%	7.85%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Dow Jones Industrial Average (DJIA)	4.55%	14.72%	13.51%	12.05%

Fund Statistics

  Total Net Assets$1,558,468,818
  Number of Portfolio Holdings512
  Portfolio Turnover Rate2%
  Management Fees$7,635,576

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.2%
Sony Group Corp.	2.9%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.3%
Republic Services Inc.	2.2%
Caterpillar Inc.	2.1%
The Bank of New York Mellon Corp.	1.8%
Crane Co.	1.8%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.8%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.7%
Equipment and Supplies	9.9%
Food and Beverage	9.1%
Diversified Industrial	7.2%
Machinery	6.5%
Entertainment	6.4%
Electronics	5.1%
Health Care	5.1%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Asset Fund

Semi-Annual Shareholder Report - June 30, 2025

Class AAA - GABAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABAX-25-SATSR

The Gabelli Asset Fund

Class C - GATCX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price Gabelli Funds, LLC (the Adviser) believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class C	$108	2.10%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Asset Fund outperformed its broad-based and comparative benchmarks, the S&P 500 and the Dow Jones Industrial Average, respectively. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors generally included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Asset Fund - Class C	The Gabelli Asset Fund - Class C (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/15	10,000	10,000	10,000	10,000
6/16	9,797	9,699	10,399	10,444
6/17	11,186	10,977	12,260	12,749
6/18	12,307	11,967	14,022	14,822
6/19	12,906	12,431	15,483	16,621
6/20	12,004	11,446	16,646	16,540
6/21	17,177	16,264	23,436	22,582
6/22	14,722	13,800	20,947	20,529
6/23	16,831	15,639	25,051	23,451
6/24	17,530	16,132	31,203	27,208
6/25	19,747	18,011	35,934	31,191

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class C	6.59%	12.65%	10.47%	7.04%
The Gabelli Asset Fund - Class C (includes sales charge)	5.59%	11.65%	10.47%	7.04%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Dow Jones Industrial Average (DJIA)	4.55%	14.72%	13.51%	12.05%

Fund Statistics

  Total Net Assets$1,558,468,818
  Number of Portfolio Holdings512
  Portfolio Turnover Rate2%
  Management Fees$7,635,576

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.2%
Sony Group Corp.	2.9%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.3%
Republic Services Inc.	2.2%
Caterpillar Inc.	2.1%
The Bank of New York Mellon Corp.	1.8%
Crane Co.	1.8%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.8%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.7%
Equipment and Supplies	9.9%
Food and Beverage	9.1%
Diversified Industrial	7.2%
Machinery	6.5%
Entertainment	6.4%
Electronics	5.1%
Health Care	5.1%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Asset Fund

Semi-Annual Shareholder Report - June 30, 2025

Class C - GATCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GATCX-25-SATSR

The Gabelli Asset Fund

Class I - GABIX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price Gabelli Funds, LLC (the Adviser) believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class I	$56	1.10%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Asset Fund outperformed its broad-based and comparative benchmarks, the S&P 500 and the Dow Jones Industrial Average, respectively. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors generally included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Asset Fund - Class I	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/15	10,000	10,000	10,000
6/16	9,894	10,399	10,444
6/17	11,411	12,260	12,749
6/18	12,680	14,022	14,822
6/19	13,430	15,483	16,621
6/20	12,619	16,646	16,540
6/21	18,236	23,436	22,582
6/22	15,784	20,947	20,529
6/23	18,225	25,051	23,451
6/24	19,176	31,203	27,208
6/25	21,814	35,934	31,191

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class I	7.12%	13.76%	11.57%	8.11%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Dow Jones Industrial Average (DJIA)	4.55%	14.72%	13.51%	12.05%

Fund Statistics

  Total Net Assets$1,558,468,818
  Number of Portfolio Holdings512
  Portfolio Turnover Rate2%
  Management Fees$7,635,576

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.2%
Sony Group Corp.	2.9%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.3%
Republic Services Inc.	2.2%
Caterpillar Inc.	2.1%
The Bank of New York Mellon Corp.	1.8%
Crane Co.	1.8%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.8%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.7%
Equipment and Supplies	9.9%
Food and Beverage	9.1%
Diversified Industrial	7.2%
Machinery	6.5%
Entertainment	6.4%
Electronics	5.1%
Health Care	5.1%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Asset Fund

Semi-Annual Shareholder Report - June 30, 2025

Class I - GABIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABIX-25-SATSR

The Gabelli Asset Fund

Class A - GATAX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price Gabelli Funds, LLC (the Adviser) believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class A	$69	1.35%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Asset Fund outperformed its broad-based and comparative benchmarks, the S&P 500 and the Dow Jones Industrial Average, respectively. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors generally included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Asset Fund - Class A	The Gabelli Asset Fund - Class A (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/15	10,000	10,000	10,000	10,000
6/16	9,870	9,303	10,399	10,444
6/17	11,355	10,087	12,260	12,749
6/18	12,588	10,539	14,022	14,822
6/19	13,298	10,494	15,483	16,621
6/20	12,465	9,271	16,646	16,540
6/21	17,968	12,596	23,436	22,582
6/22	15,513	10,249	20,947	20,529
6/23	17,867	11,126	25,051	23,451
6/24	18,752	11,005	31,203	27,208
6/25	21,282	11,772	35,934	31,191

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class A	7.00%	13.49%	11.29%	7.85%
The Gabelli Asset Fund - Class A (includes sales charge)	0.85%	6.97%	9.98%	7.21%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Dow Jones Industrial Average (DJIA)	4.55%	14.72%	13.51%	12.05%

Fund Statistics

  Total Net Assets$1,558,468,818
  Number of Portfolio Holdings512
  Portfolio Turnover Rate2%
  Management Fees$7,635,576

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.2%
Sony Group Corp.	2.9%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.3%
Republic Services Inc.	2.2%
Caterpillar Inc.	2.1%
The Bank of New York Mellon Corp.	1.8%
Crane Co.	1.8%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.8%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.7%
Equipment and Supplies	9.9%
Food and Beverage	9.1%
Diversified Industrial	7.2%
Machinery	6.5%
Entertainment	6.4%
Electronics	5.1%
Health Care	5.1%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Asset Fund

Semi-Annual Shareholder Report - June 30, 2025

Class A - GATAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GATAX-25-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2025

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Asset Fund was 7.0% compared with a total return of 6.2% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

The Gabelli Asset Fund

Financial Services	11.7%
Equipment and Supplies	9.9%
Food and Beverage	9.1%
Diversified Industrial	7.2%
Machinery	6.5%
Entertainment	6.4%
Electronics	5.1%
Health Care	5.1%
Metals and Mining	4.1%
Automotive: Parts and Accessories	3.3%
Environmental Services	3.2%
Business Services	3.0%
Consumer Products	2.9%
Energy and Utilities	2.6%
Retail	2.5%
Telecommunications	2.3%
Computer Software and Services	1.7%
Publishing	1.5%
Automotive	1.4%
Cable and Satellite	1.3%
Transportation	1.3%
Broadcasting	1.2%
Aerospace	1.0%
Hotels and Gaming	0.9%
Building and Construction	0.8%
U.S. Government Obligations	0.8%
Consumer Services	0.6%
Aviation: Parts and Services	0.6%
Real Estate	0.5%
Wireless Communications	0.4%
Specialty Chemicals	0.3%
Semiconductors	0.2%
Computer Hardware	0.2%
Agriculture	0.2%
Manufactured Housing and Recreational Vehicles	0.1%
Communications Equipment	0.1%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.1)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.2%
	Aerospace — 1.0%
200	Airbus SE	$28,029	$41,761
5,000	Ducommun Inc.†	307,484	413,150
5,000	HEICO Corp.	406,104	1,640,000
8,550	L3Harris Technologies Inc.	842,344	2,144,682
4,850	Lockheed Martin Corp.	143,317	2,246,229
5,750	Northrop Grumman Corp.	257,061	2,874,885
278,500	Rolls-Royce Holdings plc	638,337	3,698,970
9,750	RTX Corp.	850,771	1,423,695
8,660	The Boeing Co.†	1,464,584	1,814,530
		4,938,031	16,297,902
	Agriculture — 0.2%
35,000	Archer-Daniels-Midland Co.	292,594	1,847,300
19,200	The Mosaic Co.	336,908	700,416
		629,502	2,547,716
	Automotive — 1.4%
1,500	Daimler Truck Holding AG	50,211	70,977
5,000	Ferrari NV	189,262	2,453,700
329,350	Iveco Group NV	1,723,169	6,478,896
124,500	PACCAR Inc.	421,302	11,834,970
672	Tesla Inc.†	142,074	213,468
36,800	Traton SE	576,672	1,192,952
2,800	Volkswagen AG	111,585	302,450
		3,214,275	22,547,413
	Automotive: Parts and Accessories — 3.3%
9,000	Atmus Filtration Technologies Inc.	265,807	327,780
61,000	BorgWarner Inc.	218,229	2,042,280
72,800	Brembo NV	138,748	696,329
304,000	Dana Inc.	2,248,434	5,213,600
2,940	Fox Factory Holding Corp.†	70,845	76,264
286,000	Garrett Motion Inc.	1,737,640	3,005,860
172,600	Genuine Parts Co.	3,973,577	20,938,106
9,500	Modine Manufacturing Co.†	86,325	935,750
27,000	Monro Inc.	725,565	402,570
189,750	O'Reilly Automotive Inc.†	307,337	17,102,167
30,000	Standard Motor Products Inc.	302,787	921,600
		10,075,294	51,662,306
	Aviation: Parts and Services — 0.6%
18,000	Curtiss-Wright Corp.	55,125	8,793,900

	Broadcasting — 1.2%
500	Cogeco Communications Inc.	19,773	26,088
16,800	Cogeco Inc.	319,276	829,421
15,000	Corus Entertainment Inc., Cl. B†	19,218	1,158
Shares		Cost	Market Value
20,900	Liberty Broadband Corp., Cl. A†	$16,702	$2,044,438
32,830	Liberty Broadband Corp., Cl. C†	337,009	3,229,815
33,500	Liberty Media Corp.-Liberty Formula One, Cl. A†	89,392	3,181,160
39,728	Liberty Media Corp.-Liberty Formula One, Cl. C†	63,246	4,151,576
5,500	Nexstar Media Group Inc.	448,718	951,225
22,000	Sinclair Inc.	429,645	304,040
142,398	Sirius XM Holdings Inc.	56,977	3,270,882
16,000	TBS Holdings Inc.	211,657	562,203
20,000	TEGNA Inc.	325,322	335,200
		2,336,935	18,887,206
	Building and Construction — 0.8%
22,950	Arcosa Inc.	56,759	1,989,994
31,000	Assa Abloy AB, Cl. B	524,863	967,265
4,400	Builders FirstSource Inc.†	679,366	513,436
325	Cie de Saint-Gobain SA	25,038	38,146
32,000	Fortune Brands Innovations Inc.	331,770	1,647,360
31,900	Herc Holdings Inc.	1,072,401	4,200,911
1,000	IES Holdings Inc.†	168,979	296,230
10,625	Johnson Controls International plc	158,965	1,122,213
25,000	Knife River Corp.†	1,291,886	2,041,000
800	Lennar Corp., Cl. A	126,267	88,488
1,600	Lennar Corp., Cl. B	180,101	168,400
		4,616,395	13,073,443
	Business Services — 3.0%
1,100	Booz Allen Hamilton Holding Corp.	144,443	114,543
300,000	Clear Channel Outdoor Holdings Inc.†	380,668	351,000
18,750	Ecolab Inc.	147,617	5,052,000
440,000	Havas NV	841,013	755,678
1,900	Jacobs Solutions Inc.	205,918	249,755
13,000	Live Nation Entertainment Inc.†	476,371	1,966,640
45,190	Mastercard Inc., Cl. A	176,241	25,394,069
4,000	The Interpublic Group of Companies Inc.	19,225	97,920
13,167	U-Haul Holding Co.†	964,667	797,393
19,000	UL Solutions Inc., Cl. A	692,030	1,384,340
2,175	United Rentals Inc.	292,913	1,638,645
8,500	V2X Inc.†	38,135	412,675
23,375	Visa Inc., Cl. A	257,125	8,299,294
		4,636,366	46,513,952
	Cable and Satellite — 1.3%
35,000	AMC Networks Inc., Cl. A†	0	219,450

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
1,000	Charter Communications Inc., Cl. A†	$54,642	$408,810
227,700	Comcast Corp., Cl. A	1,303,859	8,126,613
7,850	Naspers Ltd., Cl. N	307,004	2,445,568
3,000	Prosus NV	107,555	167,752
316,600	Rogers Communications Inc., Cl. B	1,597,826	9,390,356
		3,370,886	20,758,549
	Communications Equipment — 0.1%
11,000	Arista Networks Inc.†	946,664	1,125,410
4,000	Corning Inc.	93,520	210,360
		1,040,184	1,335,770
	Computer Hardware — 0.2%
9,823	Apple Inc.	267,372	2,015,385
1,000	Dell Technologies Inc., Cl. C	77,147	122,600
2,700	International Business Machines Corp.	346,731	795,906
		691,250	2,933,891
	Computer Software and Services — 1.7%
360	Adobe Inc.†	162,589	139,277
7,491	Alphabet Inc., Cl. A	525,210	1,320,139
31,500	Alphabet Inc., Cl. C	761,405	5,587,785
3,665	Amentum Holdings Inc.†	96,072	86,531
150	Capgemini SE	23,440	25,629
4,900	Cisco Systems Inc.	230,619	339,962
685	CrowdStrike Holdings Inc., Cl. A†	188,301	348,877
23,000	Hewlett Packard Enterprise Co.	153,967	470,350
450	Manhattan Associates Inc.†	80,729	88,862
8,367	Meta Platforms Inc., Cl. A	1,078,465	6,175,599
10,525	Microsoft Corp.	1,379,579	5,235,240
1,550	Oracle Corp.	97,001	338,877
1,205	Palo Alto Networks Inc.†	176,296	246,591
48,000	PAR Technology Corp.†	1,711,159	3,329,760
587	ROBLOX Corp., Cl. A†	32,724	61,752
8,450	Rockwell Automation Inc.	175,038	2,806,837
1,225	Salesforce Inc.	206,957	334,045
920	Snowflake Inc., Cl. A†	135,917	205,868
5,000	Stratasys Ltd.†	39,350	57,350
		7,254,818	27,199,331
	Consumer Products — 2.9%
10,321	American Outdoor Brands Inc.†	110,886	107,854
25,000	Brunswick Corp.	600,779	1,381,000
9,850	Christian Dior SE	264,165	4,926,552
34,400	Church & Dwight Co. Inc.	52,703	3,306,184
139,100	Edgewell Personal Care Co.	1,956,213	3,256,331
Shares		Cost	Market Value
70,454	Energizer Holdings Inc.	$326,855	$1,420,353
8,000	Essity AB, Cl. A	105,529	222,812
40,000	Essity AB, Cl. B	448,674	1,107,717
2,607	Givaudan SA	855,304	12,620,186
28,000	Harley-Davidson Inc.	70,525	660,800
1,600	Hermes International SCA	554,027	4,332,971
2,036	Johnson Outdoors Inc., Cl. A	61,064	61,630
1,271	MarineMax Inc.†	24,225	31,953
3,952	National Presto Industries Inc.	141,813	387,138
8,039	Nintendo Co. Ltd., ADR	104,570	193,097
22,350	Philip Morris International Inc.	2,187,624	4,070,605
26,850	Reckitt Benckiser Group plc	811,042	1,826,198
38,000	Sally Beauty Holdings Inc.†	263,446	351,880
56,701	Spectrum Brands Holdings Inc.	4,579,353	3,005,153
1,976	Sturm Ruger & Co. Inc.	69,723	70,938
4,700	The Estee Lauder Companies Inc., Cl. A	226,322	379,760
8,755	The Procter & Gamble Co., CDI	224,936	1,394,847
1,200	Unilever plc	61,090	72,888
2,300	Unilever plc, ADR	135,621	140,691
26,000	Wolverine World Wide Inc.	120,914	470,080
		14,357,403	45,799,618
	Consumer Services — 0.6%
1,800	Allegion plc	18,117	259,416
3,716	Amazon.com Inc.†	482,429	815,253
6,000	Angi Inc.†	4,016	91,560
400	Ashtead Group plc	28,277	25,636
7,000	Avis Budget Group Inc.†	733,196	1,183,350
1,125	FedEx Corp.	244,526	255,724
12,500	IAC Inc.†	21,337	466,750
15,000	Rapala VMC Oyj†	27,095	21,733
90,000	Rollins Inc.	80,132	5,077,800
12,750	Uber Technologies Inc.†	744,030	1,189,575
		2,383,155	9,386,797
	Diversified Industrial — 7.2%
9,200	ABB Ltd., ADR	201,556	548,964
450	Acuity Inc.	5,311	134,253
34,000	Ampco-Pittsburgh Corp.†	84,221	100,640
5,000	API Group Corp.†	198,796	255,250
14,000	Ardagh Group SA†	49,160	85,260
55,000	Avantor Inc.†	1,200,680	740,300
900	Belden Inc.	102,630	104,220
341,250	Bollore SE	1,971,367	2,142,529
144,500	Crane Co.	1,036,466	27,439,105
6,550	Crane NXT Co.	21,907	353,045
2,500	Eaton Corp. plc	126,306	892,475

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
3,200	Emerson Electric Co.	$299,717	$426,656
300	Enpro Inc.	11,497	57,465
15,600	General Electric Co.	2,310,130	4,015,284
116,750	Greif Inc., Cl. A	2,270,805	7,587,582
36,050	Honeywell International Inc.	1,141,805	8,395,324
3,000	Hyster-Yale Inc.	96,225	119,340
9,000	Ichor Holdings Ltd.†	229,571	176,760
14,400	Ingersoll Rand Inc.	52,289	1,197,792
153,400	ITT Inc.	1,410,540	24,057,722
11,900	Jardine Matheson Holdings Ltd.	575,773	571,914
227,650	Myers Industries Inc.	1,335,990	3,298,649
12,500	nVent Electric plc	129,232	915,625
10,500	Park-Ohio Holdings Corp.	213,183	187,530
23,000	Pentair plc	527,597	2,361,180
325	Siemens AG	50,707	83,324
1,250	Smiths Group plc	31,723	38,537
5,500	Sulzer AG	326,847	992,627
8,800	Svenska Cellulosa AB SCA, Cl. A	30,857	114,408
36,000	Svenska Cellulosa AB SCA, Cl. B	100,827	468,032
163,400	Textron Inc.	1,619,521	13,119,386
5,000	The Gorman-Rupp Co.	156,350	183,600
1,600	The Trade Desk Inc., Cl. A†	139,789	115,184
220,000	Toray Industries Inc.	1,513,485	1,509,086
7,400	Trane Technologies plc	81,767	3,236,834
85,000	Tredegar Corp.†	576,988	748,000
157,200	Trinity Industries Inc.	456,267	4,245,972
2,450	Waters Corp.†	179,266	855,148
		20,867,148	111,875,002
	Electronics — 5.1%
10,000	Flex Ltd.†	126,055	499,200
5,000	Kimball Electronics Inc.†	83,391	96,150
42,000	Kyocera Corp., ADR	282,635	501,900
1,200	Mettler-Toledo International Inc.†	166,682	1,409,664
290,000	Mirion Technologies Inc.†	2,571,629	6,243,700
1,750	NEXTracker Inc., Cl. A†	67,483	95,148
173,950	Resideo Technologies Inc.†	1,182,871	3,837,337
2,100	Samsung Electronics Co. Ltd., GDR	383,540	2,312,100
100	Samsung Electronics Co. Ltd., New York, GDR	136,555	110,102
1,748,400	Sony Group Corp., ADR	6,166,018	45,510,852
14,500	TE Connectivity plc	262,966	2,445,715
72,160	Texas Instruments Inc.	2,227,870	14,981,859
3,500	Thermo Fisher Scientific Inc.	426,097	1,419,110
Shares		Cost	Market Value
500	WESCO International Inc.	$87,866	$92,600
		14,171,658	79,555,437
	Energy and Utilities — 2.6%
1,795	Aris Water Solutions Inc., Cl. A	44,039	42,452
48,050	BP plc, ADR	790,035	1,438,136
4,429	ChampionX Corp.	130,344	110,016
1,107	Cheniere Energy Inc.	218,568	269,577
42,350	Chevron Corp.	1,314,500	6,064,097
23,500	ConocoPhillips	1,788,790	2,108,890
500	Constellation Energy Corp.	149,603	161,380
84,500	Devon Energy Corp.	982,473	2,687,945
500	Diamondback Energy Inc.	78,723	68,700
26,200	Enbridge Inc.	602,813	1,187,384
63,500	EOG Resources Inc.	145,407	7,595,235
53,800	Exxon Mobil Corp.	2,903,321	5,799,640
340	GE Vernova Inc.	116,959	179,911
38,000	Halliburton Co.	789,341	774,440
26,500	Innovex International Inc.†	606,564	413,930
20,000	Kinder Morgan Inc.	232,434	588,000
175	Linde plc	77,848	82,106
67,900	National Fuel Gas Co.	3,159,397	5,751,809
2,250	National Grid plc	25,270	32,784
17,000	NextEra Energy Inc.	976,513	1,180,140
800	PG&E Corp.	7,084	11,152
1,550	Phillips 66	185,506	184,915
3,700	RWE AG	137,835	154,419
4,805	Sable Offshore Corp.†	147,986	105,614
26,000	Schlumberger NV	1,201,341	878,800
1,800	Sempra	126,717	136,386
1,300	Severn Trent plc	41,518	48,787
4,600	Shell plc, ADR	189,792	323,886
19,000	Southwest Gas Holdings Inc.	269,113	1,413,410
86,000	The AES Corp.	238,220	904,720
3,300	Vitesse Energy Inc.	10,915	72,897
		17,688,969	40,771,558
	Entertainment — 6.4%
119,800	Atlanta Braves Holdings Inc., Cl. A†	2,813,683	5,895,358
348,859	Atlanta Braves Holdings Inc., Cl. C†	8,347,575	16,316,135
610	Electronic Arts Inc.	79,428	97,417
7,977	Embracer Group AB†	92,042	91,027
41,500	Fox Corp., Cl. A	1,707,499	2,325,660
31,500	Fox Corp., Cl. B	946,344	1,626,345
710,000	Grupo Televisa SAB, ADR	2,345,288	1,554,900
13,934	Liberty Media Corp.-Liberty Live, Cl. A†	7,188	1,107,474
50,434	Liberty Media Corp.-Liberty Live, Cl. C†	1,534,937	4,093,223

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
120,220	Madison Square Garden Entertainment Corp.†	$4,437	$4,805,193
107,948	Madison Square Garden Sports Corp.†	220,136	22,555,735
311	Netflix Inc.†	180,502	416,469
42,500	Ollamani SAB†	237,081	113,246
355,891	Paramount Global, Cl. A	5,122,981	8,167,699
7,985	Playtika Holding Corp.	38,373	37,769
141,433	Sphere Entertainment Co.†	130,127	5,911,899
4,168	Take-Two Interactive Software Inc.†	674,762	1,012,199
98,950	The Walt Disney Co.	787,859	12,270,790
896	TKO Group Holdings Inc.	99,200	163,027
3,336	Ubisoft Entertainment SA†	36,164	36,884
420,000	Vivendi SE	875,056	1,449,091
806,450	Warner Bros Discovery Inc.†	4,597,000	9,241,917
		30,877,662	99,289,457
	Environmental Services — 3.2%
13,000	Phinia Inc.	241,786	578,370
138,155	Republic Services Inc.	980,812	34,070,405
64,000	Waste Connections Inc.	2,051,029	11,950,080
14,122	Waste Management Inc.	192,201	3,231,396
		3,465,828	49,830,251
	Equipment and Supplies — 9.9%
2,710	3M Co.	228,574	412,570
278,683	AMETEK Inc.	412,655	50,430,476
40,700	Amphenol Corp., Cl. A	19,607	4,019,125
10,773	AZZ Inc.	395,987	1,017,833
24,450	Crown Holdings Inc.	110,228	2,517,861
100,050	CTS Corp.	399,544	4,263,131
4,706	Danaher Corp.	158,754	929,623
16,600	Distribution Solutions Group Inc.†	111,017	456,002
279,500	Donaldson Co. Inc.	407,748	19,383,325
333,800	Flowserve Corp.	1,465,573	17,474,430
44,500	Graco Inc.	679,682	3,825,665
10,000	Hubbell Inc.	1,331,350	4,084,100
60,200	IDEX Corp.	220,584	10,569,314
36,500	Interpump Group SpA	143,448	1,519,449
82,000	Mueller Industries Inc.	936,566	6,516,540
92,500	Sealed Air Corp.	1,740,298	2,870,275
24,000	The Manitowoc Co. Inc.†	72,224	288,480
45,950	The Timken Co.	1,704,017	3,333,673
15,000	The Toro Co.	257,644	1,060,200
68,000	The Weir Group plc	286,137	2,324,171
16,000	Titan Machinery Inc.†	287,730	316,960
21,700	Valmont Industries Inc.	891,722	7,086,569
Shares		Cost	Market Value
39,000	Watts Water Technologies Inc., Cl. A	$392,435	$9,589,710
		12,653,524	154,289,482
	Financial Services — 11.7%
40,000	AllianceBernstein Holding LP	0	1,633,200
83,015	American Express Co.	540,248	26,480,125
1,300	Ameriprise Financial Inc.	40,960	693,849
2,400	Bank of America Corp.	13,494	113,568
14,700	Barclays plc	36,010	68,060
48	Berkshire Hathaway Inc., Cl. A†	145,212	34,982,400
1,425	Berkshire Hathaway Inc., Cl. B†	2,874	692,222
46,750	Blackstone Inc.	324,426	6,992,865
20,000	Blue Owl Capital Inc.	426,978	384,200
5,625	Brookfield Asset Management Ltd., Cl. A	46,657	310,950
21,500	Brookfield Corp.	197,192	1,329,775
1,500	Capital One Financial Corp.	209,732	319,140
17,750	Citigroup Inc.	490,678	1,510,880
1,500	EXOR NV	143,153	151,249
31,000	FTAI Aviation Ltd.	515,948	3,566,240
150,000	GAM Holding AG†	83,245	19,283
91,136	Interactive Brokers Group Inc., Cl. A	350,335	5,049,846
1,650	Intercontinental Exchange Inc.	194,802	302,725
20,500	Jefferies Financial Group Inc.	165,045	1,121,145
51,350	JPMorgan Chase & Co.	1,675,269	14,886,879
76,700	KKR & Co. Inc.	793,509	10,203,401
61,500	Loews Corp.	3,025,144	5,637,090
3,150	M&T Bank Corp.	118,784	611,068
9,700	Marsh & McLennan Companies Inc.	240,702	2,120,808
650	Paysafe Ltd.†	8,979	8,203
7,500	Popular Inc.	108,267	826,575
12,200	PROG Holdings Inc.	9,737	358,070
82,800	State Street Corp.	904,342	8,804,952
9,550	T. Rowe Price Group Inc.	134,034	921,575
308,000	The Bank of New York Mellon Corp.	7,667,895	28,061,880
500	The Charles Schwab Corp.	40,622	45,620
11,465	The Goldman Sachs Group Inc.	1,269,509	8,114,354
15,000	The Hartford Insurance Group Inc.	459,990	1,903,050
32,600	The PNC Financial Services Group Inc.	2,404,328	6,077,292
1,000	UBS Group AG	32,695	33,820

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
9,000	Value Line Inc.	$122,382	$352,350
91,450	Wells Fargo & Co.	2,349,453	7,326,974
		25,292,630	182,015,683
	Food and Beverage — 9.1%
169,014	BellRing Brands Inc.†	5,326,040	9,790,981
558,100	Brown-Forman Corp., Cl. A	2,358,488	15,331,007
1,850	Brown-Forman Corp., Cl. B	5,939	49,783
720,000	China Mengniu Dairy Co. Ltd.	1,047,905	1,476,697
22,200	Coca-Cola Europacific Partners plc	434,332	2,058,384
15,400	Coca-Cola HBC AG	215,080	804,120
1,300	Constellation Brands Inc., Cl. A	17,888	211,484
22,000	Crimson Wine Group Ltd.†	147,108	121,000
62,100	Danone SA	2,151,037	5,073,732
20,000	Davide Campari-Milano NV	30,395	134,522
165,550	Diageo plc, ADR	5,681,507	16,694,062
40,500	Farmer Brothers Co.†	183,587	55,485
190,000	Flowers Foods Inc.	333,608	3,036,200
29,000	Fomento Economico Mexicano SAB de CV, ADR	959,257	2,986,420
64,500	General Mills Inc.	968,632	3,341,745
1,141,000	Grupo Bimbo SAB de CV, Cl. A	445,337	3,182,602
10,500	Heineken Holding NV	437,542	782,306
47,650	Heineken NV	1,961,366	4,154,692
17,870	Heineken NV, ADR	429,092	780,919
121,750	ITO EN Ltd.	2,535,304	2,761,262
7,000	JBT Marel Corp.	106,661	841,820
49,000	Kerry Group plc, Cl. A	563,631	5,275,567
450	Kerry Group plc, Cl. A	38,924	49,695
754,500	Kikkoman Corp.	1,565,144	7,010,319
16,325	LVMH Moet Hennessy Louis Vuitton SE	585,010	8,549,673
45,000	Maple Leaf Foods Inc.	786,794	937,507
37,000	MEIJI Holdings Co. Ltd.	387,565	818,854
105,000	Mondelēz International Inc., Cl. A	1,903,609	7,081,200
85,400	Morinaga Milk Industry Co. Ltd.	765,332	1,919,654
14,500	National Beverage Corp.†	657,670	626,980
21,000	Nestlé SA	958,311	2,086,370
277,500	Nissin Foods Holdings Co. Ltd.	3,065,598	5,772,378
17,150	PepsiCo Inc.	530,723	2,264,486
43,350	Pernod Ricard SA	3,367,558	4,320,026
63,787	Post Holdings Inc.†	378,876	6,954,697
Shares		Cost	Market Value
1,343	Primo Brands Corp.	$41,879	$39,780
56,500	Remy Cointreau SA	3,047,225	2,883,127
16,450	Suntory Beverage & Food Ltd.	524,300	526,610
3,200	The Boston Beer Co. Inc., Cl. A†	984,567	610,592
67,594	The Campbell's Company	2,545,450	2,071,756
15,100	The Coca-Cola Co.	331,053	1,068,325
16,800	The J.M. Smucker Co.	465,775	1,649,760
9,200	The Kraft Heinz Co.	277,916	237,544
200,000	Tingyi (Cayman Islands) Holding Corp.	446,544	292,995
23,800	Tootsie Roll Industries Inc.	157,386	796,110
5,000	TreeHouse Foods Inc.†	155,250	97,100
5,000	WK Kellogg Co.	30,461	79,700
200,800	Yakult Honsha Co. Ltd.	2,265,300	3,782,299
		52,603,956	141,472,327
	Health Care — 5.1%
8,000	Abbott Laboratories	437,037	1,088,080
17,925	AbbVie Inc.	1,539,359	3,327,238
25,400	Amgen Inc.	114,674	7,091,934
10,000	AstraZeneca plc, ADR	512,604	698,800
45,000	Bausch + Lomb Corp.†	729,143	585,450
7,000	Bausch Health Cos. Inc.†	69,648	46,620
100,500	Baxter International Inc.	3,103,994	3,043,140
645	Becton Dickinson & Co.	112,804	111,101
7,100	Biogen Inc.†	45,000	891,689
6,000	Bio-Rad Laboratories Inc., Cl. A†	1,026,263	1,447,920
15,000	Bridgebio Pharma Inc.†	404,949	647,700
61,650	Bristol-Myers Squibb Co.	1,554,866	2,853,778
6,800	Cencora Inc.	267,560	2,038,980
2,000	Charles River Laboratories International Inc.†	452,768	303,460
6,300	Chemed Corp.	330,927	3,067,659
7,200	CONMED Corp.	137,064	374,976
1,500	CVS Group plc	19,119	25,737
3,000	DaVita Inc.†	168,074	427,350
95,000	Demant A/S†	877,468	3,962,739
4,000	Elevance Health Inc.	1,097,882	1,555,840
270	Eli Lilly & Co.	165,933	210,473
95,000	Evolent Health Inc., Cl. A†	1,213,490	1,069,700
4,350	Gerresheimer AG	280,411	245,341
600	Globus Medical Inc., Cl. A†	34,572	35,412
1,200	GSK plc, ADR	46,708	46,080
10,750	Haleon plc	40,746	55,246
14,243	Halozyme Therapeutics Inc.†	675,676	740,921
14,595	HCA Healthcare Inc.	911,146	5,591,345
74,336	Henry Schein Inc.†	1,603,585	5,430,245
1,500	ICU Medical Inc.†	292,287	198,225

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
4,500	Indivior plc†	$13,813	$66,958
8,000	Integer Holdings Corp.†	360,152	983,760
21,750	Johnson & Johnson	1,343,455	3,322,313
8,000	Labcorp Holdings Inc.	1,045,394	2,100,080
1,825	McKesson Corp.	162,543	1,337,323
18,000	Medtronic plc	1,338,678	1,569,060
37,700	Merck & Co. Inc.	740,777	2,984,332
55,000	Option Care Health Inc.†	440,000	1,786,400
30,000	Owens & Minor Inc.†	409,961	273,000
17,500	Perrigo Co. plc	573,287	467,600
10,000	Pfizer Inc.	289,567	242,400
14,000	QuidelOrtho Corp.†	169,394	403,480
630	Regeneron Pharmaceuticals Inc.	250,348	330,750
40,000	Roche Holding AG, ADR	734,498	1,630,400
2,500	Smith & Nephew plc	30,980	38,194
2,000	Solventum Corp.†	129,176	151,680
5,050	Stryker Corp.	224,813	1,997,932
20,000	Tenet Healthcare Corp.†	410,965	3,520,000
60,000	Teva Pharmaceutical Industries Ltd., ADR†	1,099,248	1,005,600
8,000	The Cigna Group	524,858	2,644,640
20,000	The Cooper Companies Inc.†	1,336,925	1,423,200
2,500	UnitedHealth Group Inc.	630,623	779,925
2,485	Vertex Pharmaceuticals Inc.†	579,883	1,106,322
21,350	Zimmer Biomet Holdings Inc.	1,487,161	1,947,334
		32,592,256	79,325,862
	Hotels and Gaming — 0.9%
10,000	Accor SA	257,845	522,185
21,929	Caesars Entertainment Inc.†	802,270	622,564
2,000	Churchill Downs Inc.	9,278	202,000
4,000	Entain plc	34,911	49,470
225	Flutter Entertainment plc†	39,696	63,746
310,000	Genting Singapore Ltd.	232,412	174,322
5,000	Hyatt Hotels Corp., Cl. A	156,252	698,250
2,294,100	Mandarin Oriental International Ltd.	3,166,666	4,381,731
130,200	MGM Resorts International†	1,201,718	4,477,578
11,600	Ryman Hospitality Properties Inc., REIT	147,850	1,144,572
675,000	The Hongkong & Shanghai Hotels Ltd.†	607,369	472,933
18,000	Universal Entertainment Corp.†	91,678	121,371
2,500	Wyndham Hotels & Resorts Inc.	31,905	203,025
Shares		Cost	Market Value
7,800	Wynn Resorts Ltd.	$430,579	$730,626
		7,210,429	13,864,373
	Machinery — 6.5%
22,000	Astec Industries Inc.	908,870	917,180
84,942	Caterpillar Inc.	549,499	32,975,334
1,386,250	CNH Industrial NV	9,039,856	17,965,800
73,309	Deere & Co.	502,856	37,276,893
10,511	Mueller Water Products Inc., Cl. A	34,936	252,685
5,000	Oshkosh Corp.	546,172	567,700
6,000	Vertiv Holdings Co., Cl. A	521,761	770,460
79,950	Xylem Inc.	575,330	10,342,332
		12,679,280	101,068,384
	Manufactured Housing and Recreational Vehicles — 0.1%
3,200	Cavco Industries Inc.†	59,898	1,390,176
8,000	Champion Homes Inc.†	36,629	500,880
650	Nobility Homes Inc.	3,464	18,362
		99,991	1,909,418
	Metals and Mining — 4.1%
37,850	Agnico Eagle Mines Ltd.	1,132,069	4,501,500
145,400	Barrick Mining Corp.	1,343,475	3,027,228
53,500	Franco-Nevada Corp.	1,774,089	8,769,720
105,350	Freeport-McMoRan Inc.	1,127,543	4,566,923
18,000	Kinross Gold Corp.	38,020	281,340
10,000	MP Materials Corp.†	135,263	332,700
351,600	Newmont Corp.	5,919,365	20,484,216
88,000	Royal Gold Inc.	3,680,669	15,649,920
68,950	Wheaton Precious Metals Corp.	1,298,421	6,191,710
		16,448,914	63,805,257
	Publishing — 1.5%
106,000	News Corp., Cl. A	648,713	3,150,320
38,290	S&P Global Inc.	287,293	20,189,934
38,800	The E.W. Scripps Co., Cl. A†	211,553	114,072
		1,147,559	23,454,326
	Real Estate — 0.5%
11,000	American Tower Corp., REIT	1,937,958	2,431,220
700	Millrose Properties Inc.	7,742	19,957
1,200	Prologis Inc., REIT	131,731	126,144
79,500	The St. Joe Co.	552,551	3,792,150
31,000	Weyerhaeuser Co., REIT	599,715	796,390
		3,229,697	7,165,861
	Retail — 2.5%
33,700	AutoNation Inc.†	226,119	6,694,505
600	AutoZone Inc.†	593,412	2,227,338
27,500	CarMax Inc.†	1,896,386	1,848,275
17,540	Costco Wholesale Corp.	813,692	17,363,548
30,500	CVS Health Corp.	890,579	2,103,890
1,000	Lowe's Companies Inc.	124,519	221,870

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Retail (Continued)
6,000	Maplebear Inc.†	$238,916	$271,440
15,000	Rush Enterprises Inc., Cl. B	151,639	787,200
500	Starbucks Corp.	40,100	45,815
1,700	The Home Depot Inc.	52,628	623,288
80,000	The Kroger Co.	236,569	5,738,400
5,270	Walmart Inc.	238,163	515,300
1,650	Zalando SE†	37,744	54,324
		5,540,466	38,495,193
	Semiconductors — 0.2%
1,000	Advanced Micro Devices Inc.†	106,900	141,900
600	Applied Materials Inc.	111,912	109,842
50	ASML Holding NV	38,076	40,069
2,000	Axcelis Technologies Inc.†	130,742	139,380
3,300	Broadcom Inc.	240,522	909,645
2,500	Entegris Inc.	238,813	201,625
12,000	GLOBALFOUNDRIES Inc.†	453,634	458,400
200	Hensoldt AG	21,775	22,946
1,000	Infineon Technologies AG	38,114	42,542
3,700	Intel Corp.	77,659	82,880
300	Micron Technology Inc.	37,752	36,975
5,000	MKS Inc.	426,848	496,800
2,835	NVIDIA Corp.	311,604	447,902
2,300	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	436,962	520,927
2,600	Teradyne Inc.	272,010	233,792
		2,943,323	3,885,625
	Specialty Chemicals — 0.3%
1,200	Air Products and Chemicals Inc.	335,621	338,472
16,600	DuPont de Nemours Inc.	586,551	1,138,594
22,200	H.B. Fuller Co.	160,603	1,335,330
14,500	Sensient Technologies Corp.	232,407	1,428,540
		1,315,182	4,240,936
	Telecommunications — 2.3%
2,200	AT&T Inc.	39,682	63,668
1,250	Deutsche Telekom AG	32,550	45,601
145,250	Deutsche Telekom AG, ADR	2,138,266	5,314,698
52,000	GCI Liberty Inc., Escrow†(a)	0	1
14,000	Hellenic Telecommunications Organization SA	82,085	266,170
23,400	Hellenic Telecommunications Organization SA, ADR	93,977	225,810
147,750	Liberty Global Ltd., Cl. A†	381,111	1,478,977
3,700	Liberty Global Ltd., Cl. C†	3,545	38,147
Shares		Cost	Market Value
4,500	Orange SA, ADR	$47,501	$68,355
7,050	SoftBank Group Corp., ADR	151,089	256,832
62,000	Sunrise Communications AG, Cl. A	572,275	3,494,410
1,650,000	Telecom Italia SpA†	798,299	813,598
36,000	Telefonica Brasil SA, ADR	303,553	410,400
269,000	Telefonica SA, ADR	1,295,653	1,406,870
553,900	Telephone and Data Systems Inc.	10,665,367	19,707,762
39,900	Telesat Corp.†	369,709	975,156
18,700	TIM SA, ADR	136,557	376,057
10,000	VEON Ltd., ADR†	182,315	460,700
800	Verizon Communications Inc.	12,541	34,616
		17,306,075	35,437,828
	Transportation — 1.3%
10,000	Canadian Pacific Kansas City Ltd.	6,337	792,700
4,000	Ferrari Group plc	35,891	42,123
126,500	GATX Corp.	2,363,510	19,425,340
		2,405,738	20,260,163
	Wireless Communications — 0.4%
57,500	America Movil SAB de CV, ADR	173,438	1,031,550
215,000	Operadora De Sites Mexicanos SAB de CV	257,222	195,241
15,885	T-Mobile US Inc.	432,204	3,784,760
21,000	United States Cellular Corp.†	727,964	1,343,370
		1,590,828	6,354,921
	TOTAL COMMON STOCKS	341,730,732	1,546,105,138

	CLOSED-END FUNDS — 0.1%
2,000	Altaba Inc., Escrow†	0	2,700
10,000	Royce Global Trust Inc.	87,000	120,300
40,000	Royce Small-Cap Trust Inc.	443,734	602,000
		530,734	725,000
	TOTAL CLOSED-END FUNDS	530,734	725,000

	PREFERRED STOCKS — 0.0%
	Diversified Industrial — 0.0%
800	Jungheinrich AG	21,499	37,657

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.8%
$12,537,000	U.S. Treasury Bills, 4.203% to 4.330%††, 08/14/25 to 09/25/25	$12,433,314	$12,432,916

	TOTAL INVESTMENTS — 100.1%	$354,716,279	1,559,300,711

	Other Assets and Liabilities (Net) — (0.1)%		(831,893)

	NET ASSETS — 100.0%		$1,558,468,818

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CDI	CHESS (Australia) Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $354,716,279)	$1,559,300,711
Foreign currency, at value (cost $6,721)	6,741
Deposit at brokers	10,772
Receivable for investments sold	639,034
Receivable for Fund shares sold	83,806
Dividends and interest receivable	1,861,640
Prepaid expenses	20,747
Total Assets	1,561,923,451
Liabilities:
Payable to bank	5,885
Distributions payable	3
Payable for investments purchased	272,713
Payable for Fund shares redeemed	1,409,485
Payable for investment advisory fees	1,263,204
Payable for distribution fees	126,574
Payable for accounting fees	7,500
Other accrued expenses	369,269
Total Liabilities	3,454,633
Net Assets
(applicable to 32,121,621 shares outstanding)	$1,558,468,818

Net Assets Consist of:
Paid-in capital	$260,171,112
Total distributable earnings	1,298,297,706
Net Assets	$1,558,468,818

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($588,460,716 ÷ 12,086,297 shares outstanding)	$48.69
Class A:
Net Asset Value and redemption price per share ($29,146,507 ÷ 609,295 shares outstanding)	$47.84
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$50.76
Class C:
Net Asset Value and offering price per share ($947,317 ÷ 22,966 shares outstanding)	$41.25	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($939,914,278 ÷ 19,403,063 shares outstanding)	$48.44

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $312,708)	$12,021,462
Interest	132,387
Total Investment Income	12,153,849
Expenses:
Investment advisory fees	7,635,576
Distribution fees - Class AAA	728,199
Distribution fees - Class A	36,877
Distribution fees - Class C	5,069
Shareholder services fees	376,738
Shareholder communications expenses	100,646
Custodian fees	95,163
Trustees' fees	64,850
Legal and audit fees	55,349
Registration expenses	31,161
Accounting fees	22,500
Interest expense	87
Miscellaneous expenses	67,134
Total Expenses	9,219,349
Less:
Expenses paid indirectly by broker (See Note 6)	(13,593)
Net Expenses	9,205,756
Net Investment Income	2,948,093

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	106,001,369
Net realized gain on foreign currency transactions	14,402
Net realized gain on investments and foreign currency transactions	106,015,771
Net change in unrealized appreciation/depreciation:
on investments	(4,111,509)
on foreign currency translations	74,488
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(4,037,021)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	101,978,750
Net Increase in Net Assets Resulting from Operations	$104,926,843

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$2,948,093	$4,925,466
Net realized gain on investments, redemption in-kind, and foreign currency transactions	106,015,771	222,358,459
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(4,037,021)	(93,205,264)
Net Increase in Net Assets Resulting from Operations	104,926,843	134,078,661

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(82,272,663)
Class A	—	(4,342,389)
Class C	—	(159,789)
Class I	—	(129,354,385)
Total Distributions to Shareholders	—	(216,129,226)

Shares of Beneficial Interest Transactions:
Class AAA	(51,395,413)	(591,330,463)
Class A	(4,206,145)	(300,377)
Class C	(322,179)	(2,171,978)
Class I	(49,319,958)	535,128,695
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(105,243,695)	(58,674,123)

Redemption Fees	50	710

Net Decrease in Net Assets	(316,802)	(140,723,978)

Net Assets:
Beginning of year	1,558,785,620	1,699,509,598
End of period	$1,558,468,818	$1,558,785,620

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2025(e)	$45.50	$0.06	$3.13	$3.19	$—	$—	$—	$0.00	$48.69	7.01%	$588,461	0.25	%(f)	1.35	%(f)	2%
2024	48.51	0.10	3.91	4.01	(0.18)	(6.84)	(7.02)	0.00	45.50	8.16	600,447	0.19		1.33		5
2023	47.51	0.12	4.78	4.90	(0.16)	(3.74)	(3.90)	0.00	48.51	10.29	1,211,699	0.24		1.38		4
2022	58.56	0.12	(6.39)	(6.27)	(0.09)	(4.69)	(4.78)	0.00	47.51	(10.63)	1,245,183	0.23		1.35		5
2021	54.05	0.08	10.15	10.23	(0.19)	(5.53)	(5.72)	0.00	58.56	18.93	1,584,831	0.13		1.33		5
2020	55.02	0.13	5.99	6.12	(0.17)	(6.92)	(7.09)	0.00	54.05	11.23	1,544,305	0.25		1.36		4
Class A
2025(e)	$44.71	$0.05	$3.08	$3.13	$—	$—	$—	$0.00	$47.84	7.00%	$29,147	0.23	%(f)	1.35	%(f)	2%
2024	47.74	0.10	3.83	3.93	(0.24)	(6.72)	(6.96)	0.00	44.71	8.13	31,430	0.19		1.33		5
2023	46.75	0.12	4.71	4.83	(0.16)	(3.68)	(3.84)	0.00	47.74	10.32	33,457	0.24		1.38		4
2022	57.63	0.12	(6.29)	(6.17)	(0.09)	(4.62)	(4.71)	0.00	46.75	(10.63)	32,436	0.23		1.35		5
2021	53.28	0.08	10.01	10.09	(0.21)	(5.53)	(5.74)	0.00	57.63	18.93	43,714	0.14		1.33		5
2020	54.33	0.13	5.91	6.04	(0.17)	(6.92)	(7.09)	0.00	53.28	11.23	36,656	0.25		1.36		4
Class C
2025(e)	$38.70	$(0.10)	$2.65	$2.55	$—	$—	$—	$0.00	$41.25	6.59%	$947	(0.53	)%(f)	2.10	%(f)	2%
2024	41.41	(0.25)	3.33	3.08	—	(5.79)	(5.79)	0.00	38.70	7.35	1,205	(0.59)		2.08		5
2023	40.72	(0.22)	4.09	3.87	—	(3.18)	(3.18)	0.00	41.41	9.49	3,367	(0.53)		2.13		4
2022	50.48	(0.24)	(5.50)	(5.74)	—	(4.02)	(4.02)	0.00	40.72	(11.30)	5,966	(0.53)		2.10		5
2021	47.45	(0.30)	8.86	8.56	—	(5.53)	(5.53)	0.00	50.48	18.04	10,721	(0.57)		2.08		5
2020	49.30	(0.23)	5.30	5.07	—	(6.92)	(6.92)	0.00	47.45	10.41	20,863	(0.50)		2.11		4
Class I
2025(e)	$45.22	$0.11	$3.11	$3.22	$—	$—	$—	$0.00	$48.44	7.12%	$939,914	0.48	%(f)	1.10	%(f)	2%
2024	48.30	0.22	3.89	4.11	(0.37)	(6.82)	(7.19)	0.00	45.22	8.42	925,704	0.43		1.08		5
2023	47.32	0.24	4.77	5.01	(0.29)	(3.74)	(4.03)	0.00	48.30	10.57	450,987	0.48		1.13		4
2022	58.36	0.26	(6.38)	(6.12)	(0.23)	(4.69)	(4.92)	0.00	47.32	(10.41)	551,727	0.49		1.10		5
2021	53.88	0.23	10.14	10.37	(0.36)	(5.53)	(5.89)	0.00	58.36	19.24	602,902	0.38		1.08		5
2020	54.86	0.26	5.98	6.24	(0.30)	(6.92)	(7.22)	0.00	53.88	11.50	487,188	0.51		1.11		4

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense. For the year ended December 31, 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.35% (Class AAA and Class A), 2.10% (Class C), and 1.10% (Class I). For all remaining years, there was no material impact on the expense ratios.
(e)	For the six months ended June 30, 2025, unaudited.
(f)	Annualized.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund (the Fund) was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. The Fund’s secondary goal is to provide current income. The Fund commenced investment operations on March 3, 1986.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Diversified Industrial	$111,789,742	$85,260	—	$111,875,002
Electronics	79,445,335	110,102	—	79,555,437
Manufactured Housing and Recreational Vehicles	1,891,056	18,362	—	1,909,418
Real Estate	7,145,904	19,957	—	7,165,861
Telecommunications	35,437,827	—	$1	35,437,828
Other Industries (b)	1,310,161,592	—	—	1,310,161,592
Total Common Stocks	1,545,871,456	233,681	1	1,546,105,138
Closed-End Funds	722,300	2,700	—	725,000
Preferred Stocks (b)	37,657	—	—	37,657
U.S. Government Obligations	—	12,432,916	—	12,432,916
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,546,631,413	$12,669,297	$1	$1,559,300,711

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At June 30, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2025, the Fund did not hold restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2025, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization and in-kind distributions for shareholder redemptions. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$10,224,018
Net long term capital gains	219,360,601
Total distributions paid*	$229,584,619

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$361,204,035	$1,212,573,817	$(14,477,141)	$1,198,096,676

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $28,466,601 and $157,443,014, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid $8,535 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $405 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $13,593.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2025, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2025 the Gabelli Asset Fund did not have redemptions-in-kind.

8. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2025, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 29 days of borrowings during the six months ended June 30, 2025 was $6,953,345 with a weighted average interest rate of 5.59%. The maximum amount borrowed at any time during the six months ended June 30, 2025 was $17,322,000.

9. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2025 and the year ended December 31, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	172,366	$8,122,927	218,164	$10,909,934
Shares issued upon reinvestment of distributions	—	—	1,736,779	79,527,245
Shares redeemed	(1,281,627)	(59,518,340)	(13,735,665)	(681,767,642)
Net decrease	(1,109,261)	$(51,395,413)	(11,780,722)	$(591,330,463)
Class A
Shares sold	16,313	$734,878	77,917	$3,982,855
Shares issued upon reinvestment of distributions	—	—	92,250	4,151,265
Shares redeemed	(109,963)	(4,941,023)	(168,111)	(8,434,497)
Net increase/(decrease)	(93,650)	$(4,206,145)	2,056	$(300,377)
Class C
Shares sold	74	$2,900	994	$44,039
Shares issued upon reinvestment of distributions	—	—	4,103	159,789
Shares redeemed	(8,248)	(325,079)	(55,283)	(2,375,806)
Net decrease	(8,174)	$(322,179)	(50,186)	$(2,171,978)
Class I
Shares sold	271,844	$12,592,279	11,029,302	$543,916,710
Shares issued upon reinvestment of distributions	—	—	2,589,721	117,867,347
Shares redeemed in-kind	—	—	(19,826)	(1,039,475)
Shares redeemed	(1,340,193)	(61,912,237)	(2,464,477)	(125,615,887)
Net increase/(decrease)	(1,068,348)	$(49,319,958)	11,134,720	$535,128,695

ReFlow Services, LLC The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2025 the Fund did not utilize ReFlow.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. On July 25, 2025, the Bank of New York Mellon became Custodian to the Fund. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

James P. Conn
Former Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Eileen Cheigh Nakamura
Former Vice President
Pfizer, Inc.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q225SAR

GABELLI
FUNDS

THE GABELLI ASSET FUND

Semiannual Report
June 30, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2025(e)	$45.50	$0.06	$3.13	$3.19	$—	$—	$—	$0.00	$48.69	7.01%	$588,461	0.25	%(f)	1.35	%(f)	2%
2024	48.51	0.10	3.91	4.01	(0.18)	(6.84)	(7.02)	0.00	45.50	8.16	600,447	0.19		1.33		5
2023	47.51	0.12	4.78	4.90	(0.16)	(3.74)	(3.90)	0.00	48.51	10.29	1,211,699	0.24		1.38		4
2022	58.56	0.12	(6.39)	(6.27)	(0.09)	(4.69)	(4.78)	0.00	47.51	(10.63)	1,245,183	0.23		1.35		5
2021	54.05	0.08	10.15	10.23	(0.19)	(5.53)	(5.72)	0.00	58.56	18.93	1,584,831	0.13		1.33		5
2020	55.02	0.13	5.99	6.12	(0.17)	(6.92)	(7.09)	0.00	54.05	11.23	1,544,305	0.25		1.36		4
Class A
2025(e)	$44.71	$0.05	$3.08	$3.13	$—	$—	$—	$0.00	$47.84	7.00%	$29,147	0.23	%(f)	1.35	%(f)	2%
2024	47.74	0.10	3.83	3.93	(0.24)	(6.72)	(6.96)	0.00	44.71	8.13	31,430	0.19		1.33		5
2023	46.75	0.12	4.71	4.83	(0.16)	(3.68)	(3.84)	0.00	47.74	10.32	33,457	0.24		1.38		4
2022	57.63	0.12	(6.29)	(6.17)	(0.09)	(4.62)	(4.71)	0.00	46.75	(10.63)	32,436	0.23		1.35		5
2021	53.28	0.08	10.01	10.09	(0.21)	(5.53)	(5.74)	0.00	57.63	18.93	43,714	0.14		1.33		5
2020	54.33	0.13	5.91	6.04	(0.17)	(6.92)	(7.09)	0.00	53.28	11.23	36,656	0.25		1.36		4
Class C
2025(e)	$38.70	$(0.10)	$2.65	$2.55	$—	$—	$—	$0.00	$41.25	6.59%	$947	(0.53	)%(f)	2.10	%(f)	2%
2024	41.41	(0.25)	3.33	3.08	—	(5.79)	(5.79)	0.00	38.70	7.35	1,205	(0.59)		2.08		5
2023	40.72	(0.22)	4.09	3.87	—	(3.18)	(3.18)	0.00	41.41	9.49	3,367	(0.53)		2.13		4
2022	50.48	(0.24)	(5.50)	(5.74)	—	(4.02)	(4.02)	0.00	40.72	(11.30)	5,966	(0.53)		2.10		5
2021	47.45	(0.30)	8.86	8.56	—	(5.53)	(5.53)	0.00	50.48	18.04	10,721	(0.57)		2.08		5
2020	49.30	(0.23)	5.30	5.07	—	(6.92)	(6.92)	0.00	47.45	10.41	20,863	(0.50)		2.11		4
Class I
2025(e)	$45.22	$0.11	$3.11	$3.22	$—	$—	$—	$0.00	$48.44	7.12%	$939,914	0.48	%(f)	1.10	%(f)	2%
2024	48.30	0.22	3.89	4.11	(0.37)	(6.82)	(7.19)	0.00	45.22	8.42	925,704	0.43		1.08		5
2023	47.32	0.24	4.77	5.01	(0.29)	(3.74)	(4.03)	0.00	48.30	10.57	450,987	0.48		1.13		4
2022	58.36	0.26	(6.38)	(6.12)	(0.23)	(4.69)	(4.92)	0.00	47.32	(10.41)	551,727	0.49		1.10		5
2021	53.88	0.23	10.14	10.37	(0.36)	(5.53)	(5.89)	0.00	58.36	19.24	602,902	0.38		1.08		5
2020	54.86	0.26	5.98	6.24	(0.30)	(6.92)	(7.22)	0.00	53.88	11.50	487,188	0.51		1.11		4

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense. For the year ended December 31, 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.35% (Class AAA and Class A), 2.10% (Class C), and 1.10% (Class I). For all remaining years, there was no material impact on the expense ratios.
(e)	For the six months ended June 30, 2025, unaudited.
(f)	Annualized.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

James P. Conn	$13,500
Eileen Nakamura	$10,850
Werner J. Roeder	$13,000
Anthonie C. van Ekris	$13,000
Salvatore J. Zizza	$14,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 12, 2025, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

1)	The nature, extent and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund (including the purchase and sale of portfolio securities), overseeing all of the Fund’s third party service providers, and providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser provided services to shareholders of the Fund who had invested through various programs offered by certain third party financial intermediaries. The Board noted that the Adviser had engaged BNY, at the Adviser’s expense, to assist it in performing certain of its administrative functions.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

2)	The performance of the Fund and the Adviser.

The Independent Board Members reviewed the short-, medium-, and long-term performance (as of December 31, 2024) of the Fund against a peer group of nine other comparable funds prepared by the Adviser (“the Adviser Performance Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group,” and together with the Adviser Performance Peer Group, the “Performance Peer Groups”) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one-, and five-year periods, in the fourth quartile for the three-year period, and in the second quartile for the 10-year period, as measured against the Adviser Performance Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fifth quintile for the one-, three-, five-, and ten-year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Groups.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against an expense peer group prepared by the Adviser (the “Adviser Expense Peer Group”) and against an expense peer group of institutional multi-cap value funds selected by Broadridge (the “Broadridge Expense Peer Group,” and together with the Adviser Expense Peer Group, the “Expense Peer Groups”). The Independent Board Members noted that the Fund’s expense ratios were the highest among the Broadridge Expense Peer Group, that they were below average within the Adviser Expense Peer Group, and that the Fund’s size was larger than a majority of these peers. The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Groups. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered the comparative contract rates as well as the level of the total expense ratio with respect to the Expense Peer Groups. The Independent Board Members noted that the Fund’s expense ratios were the highest among the Broadridge Expense Peer Group, that they were below average within the Adviser Expense Peer Group, and that the Fund’s size was larger than a majority of these peers. The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were comparable to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed pro forma income statements of the Adviser for the year ended December 31, 2024. The Board Members considered one analysis for the Adviser with respect to its profitability as a whole, and a second analysis for the Adviser with respect to the profitability of its advisory relationship with the Fund. With respect to the Fund-specific profitability analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Groups to assess whether the funds in the Expense Peer Groups had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.